Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from operations before income taxes	$ 402.6	$ (27.0)	$ 35.1
Income tax (expense)/benefit	132.1	78.1	(5.3)
General, administrative and corporate expenses	(503.6)	(494.2)	(418.0)
Net income/(loss)	534.7	51.1	29.8
Net (loss)	534.7	51.1	29.8
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)	25.5	70.4	(26.6)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)	(2.2)	(3.9)	(24.8)
Realized losses on sale of securities and cash and cash equivalents	42.4	58.9	4.4
Income (loss) from operations before income taxes	40.2	55.0	(20.4)
Income tax (expense)/benefit	(6.6)	0.0	0.0
Net (loss)	33.6	55.0	(20.4)
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit	0.0	0.0	0.0
General, administrative and corporate expenses	(8.1)	15.4	(6.2)
Net income/(loss)	$ (8.1)	$ 15.4	$ (6.2)